   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 1998

                                                        REGISTRATION NO. 2-93889
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                 PUT SERIES--9

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013

  PRUDENTIAL SECURITIES
      INCORPORATED
   ONE NEW YORK PLAZA
   NEW YORK, NY 10292
                                                  DEAN WITTER REYNOLDS INC.
                                                       TWO WORLD TRADE
                                                     CENTER--59TH FLOOR
                                                     NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.
      P.O. BOX 9051
PRINCETON, NJ 08543-9051                             LAURIE A. HESSLEIN
                                                      388 GREENWICH ST.
                                                     NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 11, 1998.

Check box if it is proposed that this filing will become effective on November 20, 1998 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              PUT SERIES--9
                              (A UNIT INVESTMENT TRUST)
                              O   INTERMEDIATE AND LONG TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,                 -------------------------------------------------
Pierce, Fenner & Smith         The Securities and Exchange Commission has not
Incorporated                   approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
Dean Witter Reynolds Inc.      offense.
Salomon Smith Barney Inc.      Prospectus dated November 20, 1998.

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Defined Asset FundsSM
For more than 25 years, Defined Asset FundsSM has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Preselected Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS OF THE EVALUATION DATE, AUGUST 31, 1998.


CONTENTS
                                                                PAGE
                                                          -----------
Defined Portfolio--
   Risk/Return Summary..................................           3
What You Can Expect From Your Investment................           6
   Monthly Income.......................................           6
   Return Figures.......................................           6
   Records and Reports..................................           6
The Risks You Face......................................           6
   Interest Rate Risk...................................           6
   Call Risk............................................           7
   Reduced Diversification Risk.........................           7
   Collateral Related Risk..............................           7
   Liquidity Risk.......................................           7
   Concentration Risk...................................           7
   Litigation and Legislation Risks.....................           8
Selling or Exchanging Units.............................           8
   Sponsors' Secondary Market...........................           8
   Selling Units to the Trustee.........................           8
   Exchange Option......................................           9
How The Fund Works......................................           9
   Pricing..............................................           9
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................          10
   Portfolio Changes....................................          10
   Fund Termination.....................................          11
   Certificates.........................................          11
   Trust Indenture......................................          11
   Legal Opinion........................................          12
   Auditors.............................................          12
   Sponsors.............................................          12
   Trustee..............................................          12
   Underwriters' and Sponsors' Profits                            12
   Public Distribution..................................          12
   Code of Ethics.......................................          13
   Year 2000 Issues.....................................          13
Taxes...................................................          13
Supplemental Information................................          14
Financial Statements....................................         D-1

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PENNSYLVANIA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT ARE THE FUND'S OBJECTIVES?
        o The Fund seeks interest income that is exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of intermediate and long term municipal industrial development revenue bonds and utility bonds with an estimated average life of about 11 years.
        o The Fund seeks to reduce fluctuations in the value of the bonds (and minimize the risk of losing money) through the repurchase commitments described below.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal industrial development revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airport, healthcare, housing and municipal utilities. Generally, payments on these bonds depend solely on the revenues generated by the project, excise taxes or state appropriations, and are not backed by the government's taxing power.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 17 intermediate and long term tax-exempt municipal bonds with an aggregate face amount of $7,320,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The approximate percentage of the Portfolio backed by each Seller's repurchase commitments is:


     The Dime Savings Bank
        of New York:                                                         65%
     First Union National Bank,
        Charlotte, North Carolina:                                           35%


        o The bonds were initially acquired from savings banks (the Sellers), which had held the bonds in their own portfolios.
        o 36% of the bonds are collateralized industrial development revenue bonds.
        o  2% of the bonds are public utility bonds.
        o  62% of the bonds are refunded bonds.



o Each Seller has agreed to repurchase any of the bonds sold by it to the Fund if:
           -- the Fund needs to sell bonds to meet redemptions of
              units;
           -- the issuer of a bond fails to make payments when due;
           -- the interest on a bond becomes taxable; and -- if insolvency proceedings are commenced by or against the Seller, or it fails to meet its collateral requirements.
        o The collateral securing the Sellers' repurchase commitments may include:
           -- Ginnie Maes, Fannie Maes and Freddie Macs;
           -- mortgages;
           -- municipal obligations;
           -- corporate obligations;
           -- U.S. government securities; and
           -- cash.
        o You should rely on the collateral for the performance of the repurchase commitments rather than on the financial position of the Sellers.
       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a Seller's failure to meet its repurchase commitments can reduce the price of your units.
        o Because the Fund is concentrated in industrial development revenue bonds, adverse developments in this sector could affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund could receive early returns of principal if underlying mortgages are prepaid, if it becomes necessary to liquidate the collateral or if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.
        o  100% of the bonds are currently callable.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds backed by collateralized repurchase commitments.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    0.46
           Annual Income per unit:                           $    5.59
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                                none
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           ESTIMATED ANNUAL FUND
           OPERATING EXPENSES



                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.01
           Trustee's Fee
                                                     $    0.06
           Evaluator's Fee
                                                     $    0.01
           Other Operating Expenses
                                                    -----------
                                                     $    0.08
           TOTAL



       7.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                          $90.98
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.

           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on most exchanges.


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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS


                                  EFFECTIVE
TAXABLE INCOME 1998*               % TAX                         TAX-FREE YIELD OF
  SINGLE RETURN    JOINT RETURN   BRACKET    3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------
$      0- 25,350 $      0- 42,350   15.00     3.53   4.12     4.71   5.29     5.88    6.47    7.06    7.65
----------------------------------------------------------------------------------------------------------
$ 25,351- 61,400 $ 42,351-102,300   28.00     4.17   4.86     5.56   6.25     6.94    7.64    8.33    9.03
----------------------------------------------------------------------------------------------------------
$ 61,401-128,100 $102,301-155,950   31.00     4.35   5.07     5.80   6.52     7.25    7.97    8.70    9.42
----------------------------------------------------------------------------------------------------------
$128,101-278,450 $155,951-278,450   36.00     4.69   5.47     6.25   7.03     7.81    8.59    9.38   10.16
----------------------------------------------------------------------------------------------------------
OVER $278,450       OVER $278,450   39.60     4.97   5.79     6.62   7.45     8.28    9.11    9.93   10.76
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To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 1998 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

All the bonds in this Fund are currently callable by the issuer.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

COLLATERAL RELATED RISK

The Sponsors believe that the collateral is reasonably adequate to support the repurchase commitments without regard to the ability of the Sellers to meet these commitments.

You could have all or part of the principal amount of your investment returned early if insolvency proceedings are commenced by or against a Seller. In that case, the collateral agent will automatically foreclose on the collateral and, if necessary, liquidate it and use the proceeds to purchase bonds from the Fund. You would then receive your share of the proceeds.

The Sponsors have agreed that their sole recourse in the event a Seller fails to repurchase the bonds as agreed, including as a result of the Seller's insolvency, will be to exercise available remedies with respect to the collateral on deposit with the Fund. If the collateral is not enough to cover the costs resulting from the Seller's default, the Sponsors will be unable to pursue any deficiency judgment against the Seller.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Portfolio's concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control, industrial manufacturing facilities and payment for these bonds depends on:
   o creditworthiness of the corporate operator of the project being financed;
   o economic factors relating to the particular industry; and,
   o in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the fund's concentration in refunded bonds.

Refunded bonds are typically:

   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund with no sales fee. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

PLACEMENT FEE

The Sponsors receive a quarterly placement fee from each Seller equal to 0.3125% of the aggregate principal amount of bonds sold by that Seller and held by the Fund.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.
The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.
Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.
Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.
The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION
Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS
Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS
The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS
Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.
A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member. In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION
The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS
Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES
Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund.

TAXES
The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.
At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.
In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT
The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.
Our counsel is of the opinion that the Fund (and therefore the investors, as discussed below) will be treated as owning the bonds, notwithstanding the Sellers' repurchase commitments. However, because there are no regulations, published rulings or judicial decisions that characterize for federal income tax purposes repurchase commitments like the Sellers' with respect to the bonds, it is not certain that the IRS will agree with the conclusions of our counsel. Therefore, it is possible that the IRS may take actions that might result in the Fund (and therefore the investors) not being treated as owning the bonds for federal income tax purposes.

INCOME OR LOSS UPON DISPOSITION
When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. While not free from doubt, the opinion of our counsel is that any capital gain or loss derived from the Fund will be short-term capital gain or loss regardless of the time that you have held your Units.

YOUR BASIS IN THE BONDS
You may be required to allocate a portion of your cost for your Units to the Sellers' repurchase commitment with respect to the bonds. When all or part of your pro rata portion of a bond is disposed of (and the commitment with respect to that bond simultaneously is disposed of, lapses or is exercised), both your basis in your pro rata portion of the bond and your basis in your pro rata portion of the commitment will be taken into account in determining your overall net income or loss from the disposition. In some cases, this overall net income or loss may consist of ordinary income attributable to market discount on the pro rata portion of the bond and of capital loss attributable to the commitment. The deductibility of capital losses is subject to limitations. You should consult your tax adviser in this regard.
If your basis for your pro rata portion of a bond (after giving effect to any required allocation to the commitment) exceeds the redemption price at maturity of that bond, you may be considered to have purchased your pro rata portion of the bond at a 'bond premium,' which must be amortized.

EXPENSES
If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES
Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION
You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Municipal Investment Trust Fund,
  PUT Series - 9:


We have audited the accompanying statement of condition of Defined Asset Funds - Municipal Investment Trust Fund, PUT Series - 9, including the portfolio, as of August 31, 1998 and the related statements of operations and of changes in net assets for the years ended August 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at August 31, 1998, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, PUT Series - 9 at August 31, 1998 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
October 13, 1998

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

STATEMENT OF CONDITION
AS OF AUGUST 31, 1998












TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $7,320,000)(Note 1)......................                  $7,782,331
  Securities called for redemption
    (cost $465,000)(Note 5)........................                     469,500
  Accrued interest receivable......................                     156,675
  Cash.............................................                     175,320
                                                                   _____________

              Total trust property.................                   8,583,826

LESS LIABILITY - Accrued expenses..................                       7,700
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  86,234,031 units of fractional undivided
    interest outstanding (Note 3)..................   $8,407,595
  Undistributed net investment income..............      168,531
                                                    _____________
                                                                     $8,576,126
                                                                   =============
UNIT VALUE ($8,582,126/86,234,031 units)...........                    $0.09945
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

STATEMENTS OF OPERATIONS

                                             ........Years Ended August 31,...........
                                                 1998         1997         1996
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................  $1,051,473   $2,021,896   $2,574,717
  Trustee's fees and expenses...............     (18,460)      (9,299)     (19,461)
  Sponsors' fees............................      (2,821)        (800)      (4,073)
                                             _________________________________________
  Net investment income.....................   1,030,192    2,011,797    2,551,183
                                             _________________________________________












REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      96,796       33,885       50,865
  Unrealized appreciation (depreciation)
    of investments..........................     (48,135)      93,425     (104,091)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      48,661      127,310      (53,226)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................  $1,078,853   $2,139,107   $2,497,957
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended August 31,...........
                                                   1998         1997         1996
                                               _________________________________________
OPERATIONS:
  Net investment income.......................   $1,030,192   $ 2,011,797  $ 2,551,183
  Realized gain on securities sold
    or redeemed...............................       96,796        33,885       50,865
  Unrealized appreciation (depreciation)
    of investments............................      (48,135)       93,425     (104,091)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................    1,078,853     2,139,107    2,497,957
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................   (1,531,516)   (2,020,463)  (2,579,260)
  Principal...................................  (19,534,595)  (10,917,228)  (3,038,025)
                                               _________________________________________
  Total distributions.........................  (21,066,111)  (12,937,691)  (5,617,285)











                                               _________________________________________
NET DECREASE IN NET ASSETS....................  (19,987,258)  (10,798,584)  (3,119,328)

NET ASSETS AT BEGINNING OF YEAR...............   28,563,384    39,361,968   42,481,296
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................   $8,576,126   $28,563,384  $39,361,968
                                               =========================================
PER UNIT:
  Income distributions during year............     $0.01776      $0.02343     $0.02991
                                               =========================================
  Principal distributions during year.........     $0.22653      $0.12660     $0.03523
                                               =========================================
  Net asset value at end of year..............     $0.09945      $0.33123     $0.45646
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........   86,234,031    86,234,031   86,234,031
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 86,234,031 units at Date of Deposit.........   $86,033,454
                                                           ______________
      Net amount applicable to Holders....................    86,033,454
      Redemptions of units - net cost of 11,979,969 units
        redeemed less redemption amounts..................       484,397
      Realized gain on securities sold or redeemed........     1,125,412
      Principal distributions.............................   (79,702,499)
      Unrealized appreciation of investments..............       466,831
                                                           ______________

      Net capital applicable to Holders...................   $ 8,407,595
                                                           ==============



  4.  INCOME TAXES

      As of August 31, 1998, unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $466,831 all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $7,785,000 at August 31, 1998.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

NOTES TO FINANCIAL STATEMENTS

  5.  SECURITIES CALLED FOR REDEMPTION

      $465,000 face amount of The Port Authority of NY & NJ, Consolidated Bonds, Ser. 46 were called for redemption on September 1, 1998. Such securities are valued at the amount of the proceeds subsequently received.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9












PORTFOLIO
AS OF AUGUST 31, 1998

                                       Rating                                                   Optional
    Portfolio No. and Title of           of          Face                         Disposition   Redemption
            Securities(3)              Issues(1)     Amount  Coupon Maturities(3)   Dates(4)    Provisions(2)      Cost     Value(2)
            _____________              _________     ______  ______ _____________ _____________ _____________      ____     ________
 THE DIME SAVINGS BANK OF NEW YORK,
    FSB:

 1 New York State Hsg. Fin. Agy.,           A(m)   $  445,000   6.800%   2003       11/1/02     Currently    $  445,000   $  454,910
   Hosp. & Nursing Home Proj. Bond,                    35,000   6.875    2006       11/1/05     Currently        35,000       35,083
   Ser   1970 A

 2 New York State Housing Finance           AAA       750,000   6.375    2001       5/1/00      05/01/00        750,000      793,815
   Agency, Health Facilities Bonds,                                                               @ 100.00
   Ser. 1972 A                                        400,000   6.375    2003       5/1/02      05/01/02        400,000      436,088
                                                                                                @ 100.00

 3 New York State Medical Care              A(m)    1,710,000   7.400    2016       11/1/15     Currently     1,710,000    1,749,347
   Facilities Finance Agency,
   Hospital and Nursing Home
   Project Bond, Ser. 1979 A

 4 State of Ohio, Pollution                 Aaa(m)  1,410,000   6.375    2007       6/1/06      06/01/06      1,410,000    1,525,000
   Control Revenue Bonds, Ser. 1977                                                             @ 100.00
   D (Republic Steel Project)


 FIRST FIDELITY BANK:

 5 Village of Bolingbrook,                  AAA        35,000   7.500    2010       8/1/09      08/01/09         35,000       41,476
   Illinois, Residential Mortgage                                                               @ 100.00
   Revenue Bond, Ser. 1979

 6 Chelan County, Washington,               AA         38,000   5.000    2013       1/1/13      Currently        38,000       38,000
   Public Utility District 1,
   Rocky Reach Hydro-Electric
   System Revenue Bond, Ser. 1957

 7 City and County of Denver,               Aaa(m)     82,000   7.000    2010       8/1/09      08/01/09         82,000       92,156
   Colorado, Single Family Mortgage                                                             @ 100.00
   Revenue Bond, Ser. 1978 A

 8 Parish of Jefferson, LA, Home            AAA       230,000   7.100    2010       8/1/09      08/01/09        230,000      279,008
   Mtg. Auth. SFM Rev. Bonds                                                                    @ 100.00


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











PUT SERIES - 9

PORTFOLIO
AS OF AUGUST 31, 1998

                                       Rating                                                   Optional
    Portfolio No. and Title of           of          Face                         Disposition   Redemption
            Securities(3)              Issues(1)     Amount  Coupon Maturities(3)   Dates(4)    Provisions(2)      Cost     Value(2)
            _____________              _________     ______  ______ _____________ _____________ _____________      ____     ________
 9 Turnpike Auth. of Kentucky Res.          AAA    $  415,000   6.125%   2007       7/1/06      07/01/06     $  415,000   $  440,647
   Recovery Road Rev. Bond Ser. A                                                               @ 100.00

10 Lafayette, Louisiana, Public             AAA       230,000   7.200    2010       4/1/09      04/01/09        230,000      261,531
   Trust Financing Authority, SFM                                                               @ 100.00
   Revenue Bond, Ser. 1979 A

11 Massachusetts Health & Educational       AAA       245,000   5.750    2006       7/1/05      07/01/05        245,000      255,966
   Facilities Authority Revenue Bond,                                                           @ 100.00
   Beth Israel Hospital Ser. A

12 New York State Hsg. Fin. Agy.,           AAA       300,000   5.600    2002       11/1/01     11/1/01         300,000      315,492
   Hlth. Fac. Bonds, 1973 Ser. A                                                    @ 100.00

13 New York Hsg. Fin. Agy., Hosp.           A(m)       40,000   5.500    2014       11/1/13     11/01/13         40,000      41,710
   & Nursing Home Proj. Bonds,                                                                  @ 100.00
   Ser. 1972 A

14 Pulaski Cnty., AR, Residential           AAA       370,000   7.250    2010       6/1/09      06/01/09        370,000      424,401
   Hsg. Facs. Brd., Ser. A 1979                                                                 @ 100.00

15 South Dakota Housing Development         A+        200,000   6.700    2020       None        10/01/98        200,000      202,918
   Authority, Multi-Family Housing                                                              @ 100.00
   Bonds, 1978 Ser. A

16 Virginia Housing Development             AA+       135,000   6.700    2021       11/1/20     Currently       135,000      136,408
   Authority, Multi-Family Mortgage
   Bond, 1978 Ser. B

17 West Virginia Housing Development        AAA       250,000   6.300    2007       11/1/06     Currently       250,000      258,375
   Fund Housing Finance Bonds,
   Ser. 1977

                                                 ______________                                           _____________ ____________
TOTAL                                              $7,320,000                                                $7,320,000   $7,782,331
                                                 ==============                                           ============= ============

                  See Notes to Portfolio.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

NOTES TO PORTFOLIO
AS OF AUGUST 31, 1998

   (1) See Notes to Financial Statements.

   (2) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

(3) All Securities in the fund are backed by repurchase commitments by the sellers. These repurchase commitments may be called upon should an issuer fail to make payments of principle or interest (or any premium which may be owing due to an early redemption call or otherwise) on a Security or in the event that interest on a Security should be deemed to be taxable and full payment of principal and any premium due is not made. In addition, each Seller has committed, in order to provide liquidity, to repurchase at any time on fourteen calender days' notice any Security at its Original Purchase Price to the fund plus accrued interest in the event that it is necessary to sell any Security to meet redemption of Units (should such redemption be made despite the market - making activity of the Sponsors). The aforesaid repurchase commitments of the Sellers are backed by collateral.











       See "Risk factors - Repurchase Commitments, Sellers and Collateral; Valuation and Maintenance" in the Prospectus, Part B.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
PUT SERIES - 9

NOTES TO PORTFOLIO
AS OF AUGUST 31, 1998

  (4) The Trustee will cause the Seller of each Security to purchase such Security at its Original Purchase Price to the Fund on the Disposition Date specified unless on or before such date it can be sold, in the opinion of the Sponsors, for a net amount in excess of the Original Purchase Price to the Fund.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         PUT SERIES--9
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         2-93889) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     13136--11/98

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                   PUT SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Insured Series--207, 1933 Act File No. 33-54037).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                 PUT SERIES--9

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, PUT SERIES--9, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 20TH DAY OF NOVEMBER, 1998.

                SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R6.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607


      HERBERT M. ALLISON, JR.
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753,
                                                              33-55073,
                                                              333-41765,
                                                              333-10441,
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)